Income tax - Analysis of income tax expense (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Income tax
Current year income tax expense		$ (232,824)	$ (51,313)	$ (706,244)
Deferred income tax benefit (expense)		471,060	212,488	(750,938)
Total income tax benefit (expense)	$ 12,104	238,236	161,175	(1,457,182)
Deferred income tax expense, translation effect		2,683	1,008	1,242
Deferred tax related to items recognized in OCI during the year
Net gain (loss) on cash flow hedges		85,107	12,017	(187,408)
Remeasurement (loss) gain of employee benefits		(1,797)	533	132
Deferred tax charged to OCI		$ 83,310	$ 12,550	$ (187,276)